Short-Term Investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-Term Investments [Line Items]
Short-term investments	¥ 4,596,952	¥ 4,526,957		$ 657,355
Investment income	¥ 75,381	¥ 441,949	¥ 600,375
Minimum [Member]
Short-Term Investments [Line Items]
Investment rate of return	2.60%
Maximum [Member]
Short-Term Investments [Line Items]
Investment rate of return	4.35%